UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-06096

The Torray Fund
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 750 West
Bethesda, MD 20814-6519
(Address of principal executive offices) (Zip code)

William M Lane
Torray LLC
7501 Wisconsin Avenue, Suite 750 West
Bethesda, MD 20814-6519
(Name and address of agent for service)

(301) 493-4600
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2019

Date of reporting period:  September 30, 2019

Item 1. Schedule of Investments.

The Torray Fund

Schedule of Investments

As of September 30, 2019 (unaudited)

Shares			Market Value
	COMMON STOCKS - 91.1%
	37.8%	FINANCIALS +
200,250		American Express Co.	$23,685,570
729,300		Bank of America Corp.	21,273,681
364,400		Loews Corp.	18,759,312
311,700		American International Group, Inc.	17,361,690
156,818		Marsh & McLennan Cos., Inc.	15,689,641
92,950		Chubb Ltd.	15,005,848
65,400		Berkshire Hathaway, Inc. - Class B *	13,604,508
253,400		Wells Fargo & Co.	12,781,496
99,100		JPMorgan Chase & Co.	11,663,079
			149,824,825
	14.1%	INFORMATION TECHNOLOGY
336,900		Cisco Systems, Inc.	16,646,229
103,550		International Business Machines Corp.	15,058,241
252,700		Intel Corp.	13,021,631
475,900		Western Union Co.	11,026,603
			55,752,704
	10.4%	INDUSTRIALS
166,350		Eaton Corp. plc	13,832,002
63,400		General Dynamics Corp.	11,585,082
63,600		Stanley Black & Decker, Inc.	9,184,476
746,097		General Electric Co.	6,670,107
			41,271,667
	8.0%	HEALTH CARE
108,924		Johnson & Johnson	14,092,587
40,150		Becton Dickinson & Co.	10,156,344
34,650		UnitedHealth Group Inc.	7,530,138
			31,779,069
	7.3%	ENERGY
417,620		BP plc - ADR	15,865,384
224,900		Royal Dutch Shell plc - ADR - Class A	13,235,365
			29,100,749
	5.7%	COMMUNICATION SERVICES
864,500		TEGNA, Inc.	13,425,685
380,500		Viacom, Inc. - Class B	9,143,415
			22,569,100
	4.1%	MATERIALS
97,900		DuPont de Nemours, Inc.	6,981,249
133,533		Dow, Inc.	6,362,847
97,899		Corteva, Inc.	2,741,172
			16,085,268

	3.7%	CONSUMER DISCRETIONARY
391,300		General Motors Co.	14,665,924

	TOTAL COMMON STOCKS
		(cost $248,442,528)	361,049,306

	SHORT-TERM INVESTMENTS - 8.9%
	2.8%	MONEY MARKET FUND
11,161,286		Fidelity Institutional Money Market Funds Government Portfolio - Class I, 1.86% ^	11,161,286

Par	6.1%	U.S. TREASURY OBLIGATION
$24,000,000		U.S. Treasury Bill, 1.88%, 10/24/2019 ☐	23,969,947
		TOTAL SHORT-TERM INVESTMENTS
		(cost $35,131,233)	35,131,233

		TOTAL INVESTMENTS - 100.0%
		(cost $283,573,760)	396,180,539
		OTHER ASSETS AND LIABILITIES, NET - 0.0%	(166,386)
		TOTAL NET ASSETS - 100.0%	$396,014,153

+
As of September 30, 2019, the Fund had a significant portion of its assets invested in this sector. The financials sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence and spending.

*	Non-income producing security.
^	The rate shown is the annualized seven-day effective yield as of September 30, 2019.
☐	Rate shown is effective yield as of September 30, 2019.
ADR - American Depositary Receipt

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of September 30, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$361,049,306	$-	$-	$361,049,306
Short-Term Investment	11,161,286	23,969,947	-	35,131,233
Total Investments in Securities	$372,210,592	$23,969,947	$-	$396,180,539

Refer to Schedule of Investments for furhter information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Torray Fund

By (Signature and Title)  /s/ Robert E. Torray
                                         Robert E. Torray, President

Date  November 12, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) * /s/ Robert E. Torray
                                           Robert E. Torray, President

Date  November 12, 2019

By (Signature and Title) * /s/ William M Lane
                                            William M Lane, Treasurer

Date  November 12. 2019